Lease - Summary of maturity analysis for finance lease receivables (Detail) ₩ in Millions	Dec. 31, 2022 KRW (₩)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	₩ 17,588
Unrealized finance income	449
Net investment in the lease	17,139
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	11,079
1 year ~ 2 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	3,707
2 year ~ 3 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	2,062
3 year ~ 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	509
4 year ~ 5 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	₩ 231